Supplement dated April 17, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	1/1/2026
Peter Rathjens will be stepping down as a Co-Portfolio Manager of the Arrowstreet Capital, Limited Partnership (Arrowstreet) sleeve of the Fund effective June 30, 2026. Accordingly, as of that date, all references to Peter Rathjens in the Fund's Prospectus and Summary Prospectus will be removed. In addition, Samuel Thompson is being added as a Co-Portfolio Manager of the Arrowstreet sleeve of the Fund. Accordingly, effective immediately the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for Arrowstreet under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Arrowstreet Capital, Limited Partnership (Arrowstreet)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Derek Vance, CFA	Partner and Chief Investment Officer of Arrowstreet	Co-Portfolio Manager	2020
Christopher Malloy, Ph.D.	Partner and Head of Research of Arrowstreet	Co-Portfolio Manager	2020
Julia Yuan, CFA	Partner and Head of Alpha Development of Arrowstreet	Co-Portfolio Manager	2024
Brandon Berger	Partner and Head of Portfolio Management of Arrowstreet	Co-Portfolio Manager	March 2025
Samuel Thompson, Ph.D.	Partner and Head of Investment Processes of Arrowstreet	Co-Portfolio Manager	March 2026
Peter Rathjens, Ph.D.*	Partner and Member of Investment Team of Arrowstreet	Co-Portfolio Manager	2018
*
Effective June 30, 2026, Mr. Rathjens will no longer serve as a portfolio manager of the Fund.
The rest of the section remains the same.
The portfolio manager information for Arrowstreet under the heading “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Arrowstreet Capital, Limited Partnership (Arrowstreet)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Derek Vance, CFA	Partner and Chief Investment Officer of Arrowstreet	Co-Portfolio Manager	2020
Christopher Malloy, Ph.D.	Partner and Head of Research of Arrowstreet	Co-Portfolio Manager	2020
Julia Yuan, CFA	Partner and Head of Alpha Development of Arrowstreet	Co-Portfolio Manager	2024
Brandon Berger	Partner and Head of Portfolio Management of Arrowstreet	Co-Portfolio Manager	March 2025
Samuel Thompson, Ph.D.	Partner and Head of Investment Processes of Arrowstreet	Co-Portfolio Manager	March 2026
Peter Rathjens, Ph.D.*	Partner and Member of Investment Team of Arrowstreet	Co-Portfolio Manager	2018
*
Effective June 30, 2026, Mr. Rathjens will no longer serve as a portfolio manager of the Fund.
Mr. Vance joined Arrowstreet in 2008. Mr. Vance began his investment career in 2007 and earned an A.B. from Harvard College.
Mr. Malloy joined Arrowstreet in 2019. Mr. Malloy began his investment career in 2003 and earned a Ph.D. and M.B.A. from The University of Chicago Graduate School of Business, and a B.A. from Yale University.
Ms. Yuan joined Arrowstreet in 2012. Ms. Yuan began her investment career in 2012 and earned an M.S. from Massachusetts Institute of Technology and a B.S. from Guanghua School of Management, Peking University.
Mr. Berger joined Arrowstreet in 2013. Mr. Berger began his investment career in 2010 and earned an M.B.A. from the Fordham Gabelli School of Business and a B.S. from Fordham University.
Mr. Thompson joined Arrowstreet in 2006. Mr. Thompson began his investment career in 2006 and earned a Ph.D. and M.A. from the University of California, Berkeley, and a B.A. from Yale University.
SUP302_08_013_(04/26)

Mr. Rathjens joined Arrowstreet in 1999. Mr. Rathjens began his investment career in 1983 and earned a Ph.D. and M.A. from Princeton University and a B.A. from Oberlin College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP302_08_013_(04/26)